Note 5 - Contract Liabilities (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Contract with Customer, Liability [Abstract]
Contract liabilities
Contract liabilities consist of the following:

	June 30, 2020	December 31, 2019
Service agreement	$91,746	$133,510
License fees	500,000	500,000
Other	13,791	6,291
Total Contract liabilities	605,537	639,801
Non-Current	(551,755)	(573,224)
Total Current	$53,782	$66,577

Contract liabilities consist of the following:

	December 31, 2019	December 31, 2018
Service agreement	$133,510	$57,365
Deposit on product	—	92,950
License fees	500,000	—
Other	6,291	28,218
Total Contract liabilities	639,801	178,533
Non-Current	(573,224)	(46,736)
Total Current	$66,577	$131,797